Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Reinsurance [Text Block]
9. Reinsurance
(a) Reinsurance Recoverable on Paid and Unpaid Losses
The Company uses retrocessional agreements to reduce its exposure to risk of loss on reinsurance assumed. These agreements provide for recovery from retrocessionaires of a portion of losses and loss expenses. The Company remains liable to its cedants to the extent that the retrocessionaires do not meet their obligations under these agreements, and therefore the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk on an ongoing basis. The Company actively manages its reinsurance exposures by generally selecting retrocessionaires having a credit rating of A- or higher. In certain cases where an otherwise suitable retrocessionaire has a credit rating lower than A-, the Company generally requires the posting of collateral, including escrow funds and letters of credit, as a condition to its entering into a retrocession agreement. The Company regularly reviews its reinsurance recoverable balances to estimate an allowance for uncollectible amounts based on quantitative and qualitative factors. The allowance for uncollectible reinsurance recoverable was $12 million and $9 million at December 31, 2016 and 2015, respectively.
(b) Ceded Reinsurance
Net premiums written, net premiums earned and losses and loss expenses are reported net of reinsurance in the Company’s Consolidated Statements of Operations. Assumed, ceded and net amounts for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2016
Assumed	$5,356,942	$5,343,831	$3,412,648
Ceded	403,472	374,235	164,557
Net	$4,953,470	$4,969,596	$3,248,091

2015
Assumed	$5,547,525	$5,570,321	$3,215,665
Ceded	317,977	301,143	58,245
Net	$5,229,548	$5,269,178	$3,157,420

2014
Assumed	$5,932,003	$5,824,398	$3,503,060
Ceded	212,119	215,203	40,290
Net	$5,719,884	$5,609,195	$3,462,770